Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 44,193	$ 39,812	$ 37,534
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,776	5,017	5,032
Net (gain) loss on sale of other real estate owned	(2,599)	(509)	364
Writedown of other real estate owned	1,967	2,166	1,059
Net gain on sale of building held for sale	(1,556)	0	0
Provision for loan losses	5,100	7,000	12,000
Deferred tax (benefit) expense	2,964	(1,426)	1,440
Stock based compensation expense	325	378	405
Net gain on sale of bank premises and equipment	(1)	(16)	(3)
Net gain on securities transactions	(717)	(1,622)	(2,161)
Decrease (increase) in taxes receivable	723	(38)	1,390
Decrease in interest receivable	398	554	2,200
Increase (decrease) in interest payable	80	19	(313)
Decrease (increase) in other assets	(7,239)	7,047	(2,780)
Increase in accrued expenses and other liabilities	1,123	4,577	2,462
Total adjustments	5,344	23,147	21,095
Net cash provided by operating activities	49,537	62,959	58,629
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	321,074	417,204	1,204,250
Purchases of securities available for sale	(120,655)	(416,617)	(1,199,986)
Proceeds from maturities of securities available for sale	11,206	13,060	2,462
Proceeds from calls and maturities of held to maturity securities	15,269	57,211	83,165
Purchases of held to maturity securities	0	0	(10,303)
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(451)	(868)	(628)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	1,723	0	0
Net increase in loans	(266,630)	(243,937)	(190,843)
Net proceeds from sale of building held for sale	4,745	0	0
Proceeds from dispositions of other real estate owned	12,972	10,967	9,760
Proceeds from dispositions of bank premises and equipment	139	16	3
Purchases of bank premises and equipment	(8,497)	(6,381)	(4,265)
Net cash used in investing activities	(29,105)	(169,345)	(106,385)
Cash flows from financing activities:
Net increase in deposits	105,170	122,878	68,220
Net increase in short-term borrowings	(15,046)	44,316	12,283
Proceeds from exercise of stock options and related tax benefits	131	36	0
Proceeds from sales of treasury stock	2,850	2,908	2,913
Purchase of treasury stock	(282)	0	0
Dividends paid	(24,851)	(24,724)	(24,587)
Net cash provided by financing activities	67,972	145,414	58,829
Net increase in cash and cash equivalents	88,404	39,028	11,073
Cash and cash equivalents at beginning of period	583,044	544,016	532,943
Cash and cash equivalents at end of period	671,448	583,044	544,016
Cash paid during the year for:
Interest paid	15,408	15,264	20,288
Income taxes paid	26,727	23,821	21,052
Non cash investing and financing activities:
Transfer of loans to real estate owned	10,620	12,648	14,623
Transfer of other real estate owned to fixed assets	568	0	0
Transfer of building to other assets	0	3,189	0
Increase in dividends payable	29	34	34
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	23,913	(36,313)	7,939
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	(9,528)	14,480	(3,166)
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	(98)	205	44
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	38	(82)	(18)
Change in overfunded position in pension and post retirement plans arising during the year	(8,367)	10,559	(1,244)
Deferred tax effect of change in overfunded position of pension and post retirement benefit plans (ASC 715)	$ 3,336	$ (4,210)	$ 496